Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Basic and diluted earnings per share ("EPS") were calculated as follows:

	Year Ended December 31
(In millions, except per share amounts)	2024	2023	2022
Income from Continuing Operations	$2,192	$1,459	$1,679
Less: Net income attributable to noncontrolling interests	(33)	—	(27)
Income from Continuing Operations Attributable to Kimberly-Clark Corporation	2,159	1,459	1,652
Income from Discontinued Operations, Net of Income Taxes	386	305	282
Net Income Attributable to Kimberly-Clark Corporation	$2,545	$1,764	$1,934

Weighted-Average Common Shares
Basic	335.6	337.8	337.4
Dilutive effect of stock options and RSU awards	1.4	1.0	0.9
Diluted	337.0	338.8	338.3

Basic:
Continuing operations	$6.43	$4.32	$4.90
Discontinued operations	1.15	0.90	0.83
Basic Earnings per Share	$7.58	$5.22	$5.73

Diluted:
Continuing operations	$6.41	$4.31	$4.89
Discontinued operations	1.14	0.90	0.83
Diluted Earnings per Share	$7.55	$5.21	$5.72
We use the treasury stock method to calculate the dilutive effect of our outstanding stock-based awards. Options outstanding not included in the computation of diluted EPS because their exercise price was greater than the average market price of the common shares were not material. The number of common shares outstanding as of December 31, 2024, 2023 and 2022 was 331.8 million, 337.0 million and 337.5 million, respectively.